Unaudited Condensed Consolidated Statement of Financial Position - USD ($) $ in Millions		Jun. 30, 2022	Dec. 31, 2021
Assets
Goodwill		$ 871	$ 907
Deferred acquisition costs and other intangible assets		6,750	6,858
Property, plant and equipment		405	478
Reinsurers' share of insurance contract liabilities		2,750	9,753
Deferred tax assets		378	266
Current tax recoverable		22	20
Accrued investment income		1,187	1,171
Other debtors		2,076	1,779
Investment properties		35	38
Investments in joint ventures and associates accounted for using the equity method		2,010	2,183
Loans		2,429	2,562
Equity securities and holdings in collective investment schemes	[1]	57,497	61,601
Debt securities	[1]	79,119	99,094
Derivative assets		182	481
Deposits		4,762	4,741
Cash and cash equivalents		6,415	7,170
Total assets		166,888	199,102
Equity
Shareholders' equity		16,109	17,088
Non-controlling interests		163	176
Total equity		16,272	17,264
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		123,529	151,915
Unallocated surplus of with-profits funds		4,568	5,384
Core structural borrowings of shareholder-financed businesses		4,266	6,127
Operational borrowings		854	861
Obligations under funding, securities lending and sale and repurchase agreements		799	223
Net asset value attributable to unit holders of consolidated investment funds		4,549	5,664
Deferred tax liabilities		2,699	2,862
Current tax liabilities		253	185
Accruals, deferred income and other creditors		8,103	7,983
Provisions		225	372
Derivative liabilities		771	262
Total liabilities		150,616	181,838
Total equity and liabilities		$ 166,888	$ 199,102

[1]	Included within equity securities and holdings in collective investment schemes and debt securities as at 30 June 2022 are $1,384 million of lent securities and assets subject to repurchase agreements (31 December 2021: $854 million).